Statement of financial position - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,562,602	$ 5,241,197	$ 4,390,523
Trade and other receivables	3,742,671	3,899,154
Other assets	703,347	1,632,472
Total current assets	8,008,620	10,772,823
Non-current assets
Intangibles	16,334,727	17,269,432
Other receivables	40,000	42,922
Total non-current assets	16,374,727	17,312,354
Total assets	24,383,347	28,085,177
Current liabilities
Trade and other payables	5,986,677	4,328,949
Other financial liabilities	3,093,665	3,020,315
Borrowings	359,300	1,796,500
Employee benefits	337,415	689,802
Contingent consideration	1,558,931	750,000
Total current liabilities	11,335,988	7,565,251
Non-Current liabilities
Deferred tax	2,153,723	2,289,269	2,560,361
Employee benefits	66,139	59,323
Contingent consideration	5,559,989	6,120,783
Total non-current liabilities	7,779,851	8,469,375
Total liabilities	19,115,839	16,034,626
Net assets	5,267,508	12,050,551
Equity
Contributed equity	98,779,714	97,452,246
Unissued equity	380,224	0
Reserves	4,013,654	3,680,876
Accumulated losses	(97,906,084)	(89,082,571)
Total equity	$ 5,267,508	$ 12,050,551	$ 11,583,185